Related Party Transactions - Schedule of Due to Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Total due to related parties	$ 280,553	$ 1,124
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 257,359
Shanghai Situma Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	Minority shareholder of the Company
Total due to related parties	$ 21,854
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 656	630
Changzhou Zhongjian Kanglu Information Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 684	$ 494